Green Energy Group, Inc.

1150 S. US Highway 1, Suite 302

Jupiter, FL  33477-7236

VIA EDGAR
                                                   December 15, 2011

Mr. Stephen G. Krikorian

Accounting Branch Chief

Division of Corporate Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

    RE: Green Energy Group, Inc.
            Item 4.01 Form 8-K/A Amendment No. 1
            File Number: 000-23617
            Filed: December 13, 2011

Dear Mr. Krikorian,

In replying to your comments 1 through 2 as restated below:

1. In your Form 8-K filed on November 14, 2011, you state that the audit committee had authorized the appointment of Alan R. Swift, CPA, P.A. to be your independent registered public accountant on November 9, 2011. In the amended Form 8-K filed on December 13, 2011, you state that on December 12, 2011 the audit committee authorized the appointment of K. Brian Pybus, CPA, P.A. If, after engaging Smith you then engaged Pybus, you would appear to have a duty to report this change in accordance with Form 8-K and make a separate filing. Please ensure that any separate filing conforms to the requirements of Item 304 of Regulation S-K.

2. To the extent that the information in the amendment filed on December 13, 2011 contains incorrect information regarding your engagement of a new independent registered public accountant, please amend to disclose which accountant has been engaged.

Response to comment 1:

We are amending the 8-K/A filed on December 13, 2011 to state that the Company never signed an engagement letter with Alan R. Swift, CPA, P.A.  The 8-K amendment No 2 states that the Board of Directors, had authorized the appointment of Alan R. Swift, CPA on November 9, 2011.  The Company never signed an engagement letter with Mr. Swift.  On December 12, 2011, the audit committee authorized the appointment of K. Brian Pybus, CPA, P.A. and has signed an engagement letter.

Response to comment 2:

The amendment filed on December 13, 2011 contains correct information.  The Company is clarifying the change in auditors to state that Mr. Swift was authorized by the Company but was never engaged.

Please feel free to contact either Barney Richmond or Richard Turner by email at barneyarichmond@msn.com.

Sincerely,

/s/ Richard C. Turner
Richard C. Turner
Treasurer
Green Energy Group, Inc.